Other assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Prepaid income taxes on intercompany profit, not realized, current	€ 515.3	€ 261.2
Contract balance related to imec	€ 16.3	€ 30.3